PLEDGED ASSETS	12 Months Ended
Dec. 31, 2014
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 19: PLEDGED ASSETS

At December 31, 2013 and 2014, the Group pledged mainly for funding purposes with the Eurosystem, the European Investment Bank, other central banks and financial institutions, the amount of EUR 16,327 million and EUR 12,636 million, respectively. The corresponding liabilities are presented in Note 20 within interbank interest bearing deposits.

The pledged amounts as at December 31, 2014 relate to the following instruments:

  Trading, held-to-maturity and available-for-sale debt securities of EUR 11,992 million; and
  loans amounting to EUR 644 million.

  Additionally to the amounts above, the Bank has pledged off-balance sheet assets for funding purposes with the Eurosystem:

  variable rate notes of EUR 8,766 million, issued under the government-guaranteed borrowing facility provided by Greek Law 3723/2008 (pillar II) and held by the Bank (see Note 18); and
  special Greek government bonds of EUR 2,109 million obtained from Public Debt Management Agency under the provisions of Greek Law 3723/2008 (pillar III), collateralized with customers loans (see Note 18 ).

As at December 31, 2014 the Group has pledged to the ECB financial instruments of a nominal value to EUR 18.4 billion.